Operating Lease (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Lease (Details) [Line Items]
Operating lease expenses	$ 121,185	$ 100,892
Minimum [Member]
Operating Lease (Details) [Line Items]
operating leases terms	1 year
Maximum [Member]
Operating Lease (Details) [Line Items]
operating leases terms	10 years